Classification and measurement of financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Carrying Amounts and Fair Values of Financial Assets and Liabilities
Accounting classification and fair value hierarchy

						2021				2020
	Hierarchy of fair value measurement		Fair value a $m	Amortised cost $m	Not categorised as a financial instrument $m	Total $m	Fair value a $m	Amortised cost $m	Not categorised as a financial instrument $m	Total $m
Financial assets
Other financial assets	1,3	b	114	61	–	175	103	66	–	169
Cash and cash equivalents	1		1,025	425	–	1,450	892	783	–	1,675
Derivative financial instruments	2,3	c	–	–	–	–	5	–	–	5
Deferred compensation plan investments	1		256	–	–	256	236	–	–	236
Trade and other receivables	–		–	501	73	574	–	438	76	514

Financial liabilities
Derivative financial instruments	2		(62)	–	–	(62)	(18)	–	–	(18)
Deferred compensation plan liabilities	1		(256)	–	–	(256)	(236)	–	–	(236)
Loans and other borrowings	–		–	(2,845)	–	(2,845)	–	(3,767)	–	(3,767)
Trade and other payables	3		(73)	(566)	(29)	(668)	(79)	(444)	(37)	(560)

a
With the exception of equity securities, which are measured at fair value through other comprehensive income, all are measured at fair value through profit or loss. Of those, the financial assets related to the deferred compensation plan investments were designated as such upon initial recognition.

b	Of those measured at fair value, $8m (2020: $15m) are Level 1 and $106m (2020: $88m) are Level 3.

c	In 2020, $1m were Level 2 and $4m were Level 3.

Summary of Fair Value Measurement Hierarchy of Assets and Liabilities
Financial assets and liabilities measured at amortised cost whose carrying amount is not a reasonable approximation of fair value are as follows:

	Hierarchy of		2021		2020
	fair value measurement	Carrying value $m	Fair value $m	Carrying value $m	Fair value $m
Deferred purchase consideration	2	(12)	(13)	(24)	(26)
£173m 3.875% bonds 2022	1	(233)	(239)	(235)	(248)
€ 500m 1.625% bonds 2024	1	(565)	(585)	(611)	(630)
£300m 3.75% bonds 2025	1	(408)	(428)	(413)	(448)
£350m 2.125% bonds 2026	1	(473)	(471)	(479)	(489)
€ 500m 2.125% bonds 2027	1	(570)	(601)	(618)	(650)
£400m 3.375% bonds 2028	1	(537)	(566)	(542)	(603)

Summary of Reconciliation of Movements in the Fair Values of Financial Instruments Classified as Level 3
Level 3 reconciliation

	Other financial assets $m	Derivative financial instruments $m	Contingent purchase consideration $m
At 1 January 2020	128	–	(91)
Additions	5	–	–
Transfers into Level 3	8	–	–
Repayments and disposals	(5)	–	–
Valuation losses recognised in other comprehensive income	(47)	–	–
Unrealised changes in fair value a	–	4	13
Exchange and other adjustments	(1)	–	(1)
At 31 December 2020	88	4	(79)
Additions	3	–	–
Valuation gains recognised in other comprehensive income	15	–	–
Unrealised changes in fair value b	–	(4)	6
At 31 December 2021	106	–	(73)

a
$21m fair value gain on contingent purchase consideration and $4m gain on derivative financial instruments were presented as exceptional items in the Group income statement. The remaining $8m fair value loss on contingent purchase consideration related to Regent.

b	The change in the fair value of derivative financial instruments is recognised within other impairment charges in the Group income statement and is presented as an exceptional item.